14. Stock-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Plan summary
Plan	Total Number of Options Outstanding in by Plan
2004 Plan	40,000
2006 Plan	1,149,000
2011 Plan	1,688,000
2,877,000

Schedule of option activity
	Number of Options	Weighted- Average Exercise Price	Weighted- Average Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2014	2,536,000	$7.78
Options granted	384,000	2.28
Options exercised	–	–
Options forfeited or expired	(43,000)	(13.89)
Outstanding at March 31, 2015	2,877,000	$6.96	7.82	–
Exercisable at March 31, 2015	1,592,000	$9.62	6.88	–
Options available for grant as of March 31, 2015	1,456,000

Employee stock-based compensation expense
	Employee Stock-based Compensation for the Year Ended March 31, 2015	Employee Stock-based Compensation for the Year Ended March 31, 2014
Cost of revenues	$235,000	$126,000
Research and development	339,000	187,000
Selling, general and administrative	1,197,000	794,000
Total stock-based compensation	$1,771,000	$1,107,000

Weighted-average assumptions of fair value of employee stock options
	Year Ended March 31,
	2015	2014
Fair value of the Company’s common stock on date of grant	$2.28	$3.91
Expected Term	6.67 yrs	5.96 yrs
Risk-free interest rate	1.70%	1.66%
Dividend yield	0.00%	0.00%
Volatility	93.0%	86.0%